UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2006

Date of reporting period:	4/30/2006

Item 1. Schedule of Investments

JENNISON CONSERVATIVE GROWTH FUND

Schedule of Investments

as of April 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS

Aerospace & Defense 1.8%
8,100	Boeing Co. (The)	$675,945
8,900	United Technologies Corp.	559,009

		1,234,954

Beverages 3.0%
35,700	PepsiCo, Inc.	2,079,168

Biotechnology 4.4%
24,800	Amgen, Inc.(a)	1,678,960
16,700	Genentech, Inc.(a)	1,331,157

		3,010,117

Capital Markets 9.5%
17,280	Ameriprise Financial, Inc.	847,411
86,700	Charles Schwab Corp. (The)	1,551,930
5,900	Goldman Sachs Group, Inc.	945,711
23,300	Merrill Lynch & Co., Inc.	1,776,858
12,600	UBS AG	1,472,310

		6,594,220

Chemicals 2.4%
37,800	EI Du Pont de Nemours & Co.	1,666,980

Communication Equipment 6.3%
76,000	Cisco Systems, Inc.(a)	1,592,200
16,200	Corning, Inc.(a)	447,606
35,000	Nokia Corp., ADR (Finland)	793,100
30,200	QUALCOMM, Inc.	1,550,468

		4,383,374

Computers & Peripherals 1.9%
18,700	Apple Computer, Inc.(a)	1,316,293

Consumer Finance 3.1%
39,600	American Express Co.	2,130,876

Diversified Financial Services 2.0%
31,000	J.P. Morgan Chase & Co.	1,406,780

Electronic Equipment and Instruments 1.2%
22,000	Agilent Technologies, Inc.(a)	845,240

Energy Equipment & Services 2.2%
22,200	Schlumberger, Ltd.	1,534,908

Food & Staples Retailing 1.7%
19,500	Whole Foods Market, Inc.	1,196,910

Healthcare Equipment & Supplies 3.6%
13,300	Alcon, Inc.	1,352,743
28,800	St. Jude Medical, Inc.(a)	1,137,024

		2,489,767

Healthcare Providers & Services 6.6%
26,800	Caremark Rx, Inc.(a)	1,220,740
8,400	CIGNA Corp.	898,800
21,300	UnitedHealth Group, Inc.	1,059,462
19,000	WellPoint, Inc.(a)	1,349,000

		4,528,002

Hotels, Restaurants & Leisures 3.0%
17,000	Hilton Hotels Corp.	457,980
21,500	Marriott International, Inc. (Class A shares)	1,571,005

		2,028,985

Household Products 3.9%
46,265	Proctor & Gamble Co.	2,693,086

Industrial Conglomerates 2.5%
3,700	3M Co.	316,091
41,200	General Electric Co.	1,425,108

		1,741,199

Insurance 2.6%
27,100	American International Group, Inc.	1,768,275

Internet Software & Services 4.9%
22,200	eBay, Inc.(a)	763,902
4,000	Google, Inc. (Class A shares)(a)	1,671,760
28,900	Yahoo!, Inc.(a)	947,342

		3,383,004

Media 2.1%
52,700	Walt Disney Co.	1,473,492

Multiline Retail 4.2%
15,900	Federated Department Stores, Inc.	1,237,815
10,500	Kohl’s Corp.(a)	586,320
20,500	Target Corp.	1,088,550

		2,912,685

Oil, Gas & Consumable Fuels 2.6%
9,900	Occidental Petroleum Corp.	1,017,126
9,000	Suncor Energy, Inc.	771,660

		1,788,786

Pharmaceuticals 4.0%
29,200	Novartis AG, ADR (Switzerland)	1,679,292
22,900	Sanofi-Aventis, ADR (France)	1,077,216

		2,756,508

Semiconductors & Semiconductor Equipment 5.9%
23,100	Marvell Technology Group, Ltd.(a)	1,318,779
24,400	Maxim Integrated Products, Inc.	860,344
55,400	Texas Instruments, Inc.	1,922,934

		4,102,057

Software 9.2%
39,600	Adobe Systems, Inc.(a)	1,552,320
23,100	Electronic Arts, Inc.(a)	1,312,080
92,400	Microsoft Corp.	2,231,460
22,700	SAP AG, ADR (Germany)	1,240,101

		6,335,961

Specialty Retail 2.9%
25,700	Chico’s FAS, Inc.(a)	952,442
16,200	Lowe’s Cos., Inc.	1,021,410

		1,973,852

Textiles, Apparel & Luxury Goods 1.9%
16,000	NIKE, Inc. (Class B shares)	1,309,440

	Total long-term investments (cost $60,886,772)	68,684,919

SHORT-TERM INVESTMENT 0.6%

Affiliated Money Market Mutual Fund

390,161	Dryden Core Investment Fund-Taxable Money Market Series (cost $390,161)(c)	390,161

	Total Investments 100.0% (cost $61,276,933) (b)	69,075,080
	Other assets in excess of liabilities	18,264

	Net Assets 100.0%	$69,093,344

The following abbreviation is used in the portfolio descriptions:

ADR – American Depository Receipt

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments was $62,134,424; and net unrealized depreciation on investments for federal income tax purposes was $6,940,656 (gross unrealized appreciation $9,051,888; gross unrealized depreciation $2,111,232).

The difference between book and tax basis is attributable to deferred losses on wash sales.

(c)	Prudential investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Large Capitalization Value Fund

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Aerospace/Defense — 2.4%
6,600	Lockheed Martin Corp.	$500,940
14,100	Northrop Grumman Corp.	943,290
9,900	Raytheon Co.	438,273

		1,882,503

Automotive Components — 0.2%
2,100	Magna International, Inc. (Class A Stock) (Canada)	164,745

Automotive Parts & Related — 2.0%
13,900	Johnson Controls, Inc.	1,133,545
6,300	Paccar, Inc.	453,159

		1,586,704

Banks — 4.7%
54,857	Bank of America Corp.	2,738,462
26,270	KeyCorp	1,004,039

		3,742,501

Beverages — 1.3%
4,900	Anheuser-Busch Cos., Inc.	218,442
9,900	Coca-Cola Co.	415,404
19,800	Coca-Cola Enterprises, Inc.	386,694

		1,020,540

Biotechnology — 0.2%
1,800	Amgen, Inc. *	121,860

Building & Construction — 0.1%
1,800	Toll Brothers, Inc. *	57,870

Building Materials — 1.1%
5,300	Home Depot, Inc.	211,629
21,600	Masco Corp.	689,040

		900,669

Cable Television
200	EchoStar Communications Corp. (Class A Stock)	6,180

Capital Markets
2,200	Charles Schwab Corp.	39,380

Chemicals — 2.9%
6,600	Air Products & Chemicals, Inc.	452,232
16,600	Dow Chemical Co.	674,126
8,200	Eastman Chemical Co.	445,670
8,500	PPG Industries, Inc.	570,520
3,700	Rohm & Haas Co.	187,220

		2,329,768

Clothing & Apparel — 0.6%
8,800	Jones Apparel Group, Inc.	302,280

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
2,100	NIKE, Inc. (Class B Stock)	$171,864

		474,144

Commercial Banks — 0.5%
1,700	AmSouth Bancorp	49,198
4,800	Regions Financial Corp.	175,248
2,120	UnionBanCal Corp.	148,591

		373,037

Commercial Services & Supplies — 1.1%
22,700	Cendant Corp.	395,661
2,600	International Business Machines Corp.	214,084
550	PHH Corp. *	15,334
6,740	Waste Management, Inc.	252,480

		877,559

Computer Hardware — 0.9%
21,300	Hewlett-Packard Co.	691,611
900	NCR Corp. *	35,460

		727,071

Computer Services & Software — 0.7%
1,100	Affiliated Computer Services, Inc. (Class A Stock)	61,336
18,200	Microsoft Corp.	439,530
4,100	Oracle Corp. *	59,819

		560,685

Construction — 1.2%
1,400	Centex Corp.	77,840
15,300	Lennar Corp. (Class A Stock)	840,429
1,240	Lennar Corp. (Class B Stock)	63,116

		981,385

Consumer Finance
700	American Express Co.	37,667

Consumer Products & Services — 0.6%
7,600	Kimberly-Clark Corp.	444,828

Diversified — 0.1%
1,000	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	43,750

Diversified Financial Services — 4.6%
52,700	Citigroup, Inc.	2,632,365
9,600	JPMorgan Chase & Co.	435,648
4,000	Lehman Brothers Holdings, Inc.	604,600

		3,672,613

Electric - Integrated — 0.1%
8,400	Sierra Pacific Resources *	118,608

Electric Utilities — 0.3%
3,400	Entergy Corp.	237,796

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Electronic Components
1,800	Altera Corp. *	$39,312

Entertainment & Leisure — 0.2%
2,800	Carnival Corp.	131,096
500	Mattel, Inc.	8,090

		139,186

Environmental Services
1,300	Nalco Holding Co.	24,505

Exchange Traded Fund
10	iShares Russell 1000 Value Index Fund	747

Financial - Bank & Trust — 4.0%
2,100	Bank of New York Co., Inc. (The)	73,815
1,400	BB&T Corp. *	60,116
4,800	E*Trade Group Corp. *	119,424
1,000	Marshall & Ilsley Corp.	45,720
11,300	Mellon Financial Corp.	425,219
4,100	North Fork Bancorp, Inc.	123,533
2,900	State Street Corp.	189,428
1,000	SunTrust Banks, Inc.	77,330
3,900	TCF Financial Corp.	104,754
23,600	U.S. Bancorp	741,984
2,600	Wachovia Corp.	155,610
14,000	Wells Fargo & Co.	961,660
1,500	Zions Bancorp	124,545

		3,203,138

Financial - Brokerage — 0.8%
3,800	Goldman Sachs Group, Inc.	609,102

Financial Services — 2.0%
1,300	Capital One Financial Corp.	112,632
5,600	CIT Group, Inc.	302,456
6,700	Merrill Lynch & Co., Inc.	510,942
10,400	Morgan Stanley	668,720

		1,594,750

Food & Staples Retailing — 0.3%
6,200	Albertson’s, Inc.	157,046
4,100	Safeway, Inc.	103,033

		260,079

Food - Wholesale
1,000	SUPERVALU, Inc.	29,010

Food Products — 1.2%
21,500	ConAgra Foods, Inc.	487,620
8,000	Sara Lee Corp.	142,960
7,300	Unilever PLC, ADR (United Kingdom)	311,929

		942,509

Foods — 0.6%
200	Kellogg Co.	9,262

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
13,500	Kraft Foods, Inc. (Class A Stock)	$421,740
400	Sysco Corp.	11,956

		442,958

Health Care Services — 0.9%
4,200	Aetna, Inc. *	161,700
3,200	Burlington Northern Santa Fe Corp.	254,496
4,400	WellPoint, Inc. *	312,400

		728,596

Health Care Providers & Services — 1.1%
1,700	CIGNA Corp.	181,900
8,900	HCA, Inc.	390,621
27,900	Tenet Healthcare Corp. *	232,128
600	UnitedHealth Group, Inc.	29,844

		834,493

Hotels & Motels — 0.1%
2,300	Hilton Hotels Corp.	61,962

Hotels, Restaurants & Leisure — 0.7%
3,935	Harrah’s Entertainment, Inc.	321,253
4,500	Yum! Brands, Inc.	232,560

		553,813

Household Durables — 0.3%
2,800	Fortune Brands, Inc.	224,840

Independent Power Producers & Energy Traders — 0.8%
12,300	TXU Corp.	610,449

Industrial Conglomerates — 1.3%
2,800	3M Co.	239,204
31,300	Tyco International Ltd. (Bermuda)	824,755

		1,063,959

Industrial Products — 0.1%
700	Mohawk Industries, Inc. *	56,070

Insurance — 9.5%
17,700	Allstate Corp. (The)	999,873
3,100	Ambac Financial Group, Inc.	255,316
3,500	American International Group, Inc.	228,375
5,400	Assurant, Inc.	260,118
21,900	Genworth Financial, Inc. (Class A Stock)	727,080
4,500	Hanover Insurance Group, Inc. (The)	238,050
5,700	Hartford Financial Service Group, Inc.	524,001
3,300	Lincoln National Corp.	191,664
6,800	Marsh & McLennan Cos., Inc.	208,556
5,100	MBIA, Inc.	304,113
27,290	MetLife, Inc.	1,421,809
1,900	Protective Life Corp.	95,760
31,650	St. Paul Travelers Cos., Inc. (The)	1,393,550

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
2,300	Torchmark Corp.	$138,253
19,100	UnumProvident Corp.	387,921
3,100	W.R.Berkely Corp.	116,002
1,300	XL Capital Ltd. (Class A Stock) (Cayman Island)	85,657

		7,576,098

Internet Services — 0.1%
1,200	eBay, Inc. *	41,292

IT Services — 1.0%
28,900	Electronic Data Systems Corp.	782,612

Leisure Equipment & Products — 0.2%
5,500	Eastman Kodak Co.	148,280

Machinery & Equipment — 0.6%
5,800	Deere & Co.	509,124

Manufacturing — 1.6%
200	Danaher Corp.	12,822
3,200	Eaton Corp.	245,280
19,100	General Electric Co.	660,669
6,300	SPX Corp.	344,925

		1,263,696

Media — 3.2%
30,000	CBS Corp. (Class B Stock)	764,100
800	E.W. Scripps Co. (Class A Stock)	36,864
14,900	Gannett Co., Inc.	819,500
26,000	News Corp. (Class A Stock)	446,160
5,300	Time Warner, Inc. *	92,220
9,300	Viacom, Inc. (Class B Stock) *	370,419

		2,529,263

Medical Supplies & Equipment — 1.1%
600	Barr Pharmaceuticals, Inc.	36,330
700	Baxter International, Inc.	26,390
500	Charles River Laboratories International, Inc. *	23,625
500	Cooper Cos., Inc. (The)	27,410
3,700	Johnson & Johnson	216,857
2,200	Sepracor, Inc. *	98,208
300	Watson Pharmaceuticals, Inc. *	8,532
8,800	Wyeth	428,296
300	Zimmer Holdings, Inc. *	18,870

		884,518

Metals & Mining — 2.3%
29,272	Alcoa, Inc.	988,808
6,200	Phelps Dodge Corp.	534,378
3,900	United States Steel Corp.	267,150

		1,790,336

Multi-Utilities — 0.4%
4,700	Public Service Enterprise Group, Inc.	294,690

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Networking/Telecommunications Equipment — 0.1%
2,400	Cisco Systems, Inc. *	$50,280

Office Equipment — 0.1%
3,600	Staples, Inc.	95,076

Oil & Field Services
400	BJ Services Co. *	15,220

Oil, Gas & Consumable Fuels — 11.5%
700	Anadarko Petroleum Corp.	73,374
12,300	Apache Corp.	873,915
11,800	ChevronTexaco Corp.	720,036
23,200	ConocoPhillips	1,552,080
4,300	Devon Energy Corp.	258,473
1,700	EOG Resources, Inc.	119,391
36,800	Exxon Mobil Corp.	2,321,344
4,000	GlobalSantaFe Corp. (Cayman Island)	244,840
400	Halliburton Co.	31,260
113	Hugoton Royalty Trust *	3,131
300	Kerr-McGee Corp.	29,958
11,100	Occidental Petroleum Corp.	1,140,414
5,500	Praxair, Inc. *	308,715
2,100	Tesoro Corp.	146,832
16,700	Valero Energy Corp.	1,081,158
2,800	Weatherford International Ltd.	148,204
1,900	XTO Energy, Inc.	80,465

		9,133,590

Paper & Forest Products — 0.3%
900	Bowater, Inc.	24,543
3,300	International Paper Co.	119,955
1,000	Smurfit-Stone Container Corp. *	12,950
900	Temple-Inland, Inc.	41,796

		199,244

Pharmaceuticals — 3.0%
3,900	Abbott Laboratories	166,686
3,300	Eli Lilly & Co.	174,636
17,700	Merck & Co., Inc.	609,234
56,200	Pfizer, Inc.	1,423,546

		2,374,102

Pipelines
7,000	Dynegy, Inc. (Class A Stock) *	34,790

Printing & Publishing
500	Knight-Ridder, Inc.	31,000

Real Estate Investment Trust — 3.6%
6,600	Apartment Investment & Management Co. (Class A Stock)	294,954
2,300	Crescent Real Estate Equities Co.	46,000
15,100	Equity Office Properties Trust	487,730
2,300	Hospitality Properties Trust	99,130
14,100	Host Hotels & Resorts, Inc.	296,382

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
600	Kilroy Realty Corp.	$42,792
1,500	Liberty Property Trust	67,050
2,100	Mack-Cali Realty Corp.	94,962
5,300	New Century Financial Corp.	271,466
4,060	Plum Creek Timber Co., Inc.	147,378
7,400	ProLogis	371,628
2,400	Realty Income Corp.	54,408
6,700	Simon Property Group, Inc.	548,596

		2,822,476

Restaurants — 0.6%
14,700	McDonald’s Corp.	508,179

Retail & Merchandising — 0.6%
2,100	Abercrombie & Fitch Co., (Class A Stock)	127,533
100	Dollar General Corp.	1,746
500	Federated Department Stores, Inc.	38,925
2,500	J.C. Penny Co., Inc.	163,650
700	Kohl’s Corp. *	39,088
900	Lowe’s Cos., Inc.	56,745
1,800	Nordstrom, Inc.	68,994

		496,681

Semiconductors — 0.2%
1,400	Broadcom Corp. (Class A Stock)*	57,554
300	KLA-Tencor Corp.	14,448
300	Linear Technology Corp.	10,650
500	Maxim Integrated Products, Inc.	17,630
500	Teradyne, Inc.	8,430
1,800	Xilinx, Inc.	49,806

		158,518

Software — 1.5%
19,000	BMC Software, Inc. *	409,260
29,900	CA, Inc.	758,264

		1,167,524

Specialty Retail — 0.6%
19,300	Limited Brands, Inc.	494,852

Telecommunications — 4.6%
52,300	AT&T, Inc.	1,370,783
8,300	Corning, Inc. *	229,329
4,400	Juniper Networks, Inc. *	81,312
7,100	Lucent Technologies, Inc. *	19,809
4,400	Motorola, Inc.	93,940
1,100	QUALCOMM, Inc.	56,474
12,800	Sprint Nextel Corp.	317,440
4,300	Tellabs, Inc. *	68,155
43,700	Verizon Communications, Inc.	1,443,411

		3,680,653

Textiles, Apparel & Luxury Goods
300	Coach, Inc. *	9,906

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Thrifts & Mortgage Finance — 4.3%
20,500	Countrywide Financial Corp.	$833,530
10,700	Fannie Mae	541,420
12,300	Freddie Mac	751,038
27,755	Washington Mutual, Inc.	1,250,640

		3,376,628

Tobacco — 2.1%
22,340	Altria Group, Inc.	1,634,395

Transportation — 1.1%
4,300	CSX Corp.	294,507
600	FedEx Corp.	69,078
9,300	Norfolk Southern Corp.	502,200

		865,785

Utilities — 4.2%
2,800	American Electric Power Co., Inc.	93,688
13,200	CMS Energy Corp. *	175,824
4,700	Consolidated Edison, Inc.	202,664
3,600	Dominion Resources, Inc.	269,532
10,000	Duke Energy Corp.	291,200
6,400	Edison International	258,624
4,608	FirstEnergy Corp.	233,672
20,600	FPL Group, Inc.	815,760
6,000	Northeast Utilities	120,900
300	PG&E Corp.	11,952
1,100	Pinnacle West Capital Corp.	44,110
8,700	PPL Corp.	252,648
3,300	SCANA Corp.	129,162
2,800	Weyerhaeuser Co.	197,316
2,400	Wisconsin Energy Corp.	93,720
8,000	Xcel Energy, Inc. *	150,720

		3,341,492

	Total Long-Term Investments (cost $64,776,421)	78,131,641

SHORT-TERM INVESTMENT 1.8%

AFFILIATED MONEY MARKET MUTUAL FUND
1,446,602	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,446,602) (w)	1,446,602

	Total Investments—100.2% (cost $66,223,023)(p)	$79,578,243
	Liabilities in excess of other assets —(0.2)%	(145,848)

	Net Assets —100%	$79,432,395

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

(p)	The United States federal income tax basis of the Fund’s investments was $66,733,904; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,844,339 (gross unrealized appreciation - $13,941,966; gross unrealized depreciation - $1,097,627). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Small Capitalization Value Fund

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

Advertising — 0.1%
12,813	ADVO, Inc.	$363,120

Aerospace — 3.1%
5,915	AAR Corp. *	157,812
3,212	Alliant Techsystems, Inc. (a) *	256,928
96,000	Curtiss-Wright Corp. (Class B Stock)	3,181,440
19,900	DRS Technologies, Inc. (a)	1,105,047
28,100	Esterline Technologies Corp. *	1,245,392
15,260	Fairchild Corp. (Class A Stock) *	32,962
6,560	Herley Industries, Inc. *	138,941
67,970	Kaman Corp. (Class A Stock)	1,651,671
78,025	Moog, Inc. (Class A Stock) *	2,922,036
9,835	Sequa Corp. (Class A Stock) *	835,975
575	Sequa Corp. (Class B Stock) *	49,306

		11,577,510

Aerospace/Defense — 0.1%
7,913	Teledyne Technologies, Inc. *	288,112

Airlines — 0.3%
44,500	Skywest, Inc.	1,048,865

Automobile Manufacturers — 0.2%
660	Monaco Coach Corp.	9,187
11,225	Monro Muffler Brake, Inc.	408,029
2,520	Navistar International Corp. *	66,478
2,020	Thor Industries, Inc.	101,969

		585,663

Automotive Parts — 1.4%
12,933	Aftermarket Technology Corp.	329,791
9,670	American Axle & Manufacturing Holdings, Inc.	170,289
150,000	Arvinmeritor, Inc. (a)	2,494,500
6,240	BorgWarner, Inc.	378,955
14,888	Cooper Tire & Rubber Co. (a)	189,078
3,280	Dana Corp.	6,396
28,015	McGrath Rentcorp	753,323
12,875	Midas, Inc. *	295,353
19,660	Pep Boys - Manny, Moe & Jack	292,344
5,743	Proliance International, Inc. *	28,715
24,700	Schieb, (Earl), Inc. *	98,800
3,205	Standard Motor Products, Inc.	25,576

		5,063,120

Beverages — 0.2%
8,040	Boston Beer Co., Inc. (Class A Stock)	216,919
4,040	Farmer Brothers Co.	88,072
3,600	Genesee Corp. *	5,688
19,000	Pepsiamericas, Inc.	448,780

		759,459

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Broadcasting — 0.8%
1,970	Beasley Broadcast Group, Inc.	$18,538
12,240	Belo Corp. (Class A Stock)	224,359
78,585	Crown Media Holdings, Inc. *	308,053
14,875	E.W. Scripps Co. (Class A Stock)	685,440
4,665	Fisher Communications, Inc. (a) *	201,948
16,176	Gray Television, Inc.	122,776
1,320	Gray Television, Inc. (Class A Stock)	9,979
284	Liberty Global, Inc. Series C	5,671
7,220	Lin TV Corp. (Class A Stock) *	63,825
16,595	Media General, Inc. (Class A Stock)	681,723
4,025	Nexstar Broadcasting Group, Inc. (Class A Stock) *	23,144
4,451	Salem Communications Corp. (Class A Stock) *	68,011
52,680	Sinclair Broadcast Group, Inc. (Class A Stock)	413,538
6,155	Spanish Broadcasting Systems, Inc. (Class A Stock) *	31,144
1,520	WPT Enterprises, Inc. (a) *	9,850
12,875	Young Broadcasting, Inc. (Class A Stock) *	42,230

		2,910,229

Building Materials — 0.1%
5,253	Apogee Enterprises, Inc.	85,256
384	Florida Rock Industries, Inc.	23,950
8,833	Modine Manufacturing Co.	256,245
2,545	Skyline Corp.	99,408
503	Texas Industries, Inc.	28,520

		493,379

Building Products — 1.3%
78,000	Crane Co.	3,295,500
42,500	Lennox International, Inc.	1,386,775

		4,682,275

Business Services — 2.8%
36,300	Administaff, Inc.	2,096,325
22,276	BISYS Group, Inc. (The) *	355,080
145,075	Edgewater Technology, Inc. *	1,124,331
35,865	Epoch Holding Corp. *	145,253
2,643	Fair Isaac Corp.	98,082
6,730	GP Strategies Corp.	48,456
1,013	Kelly Services, Inc. (Class A Stock)	28,030
15,192	Saga Communications, Inc. (Class A Stock) *	139,159
42,300	URS Corp. *	1,821,861
36,050	Waste Connections, Inc. (a) *	1,387,925
34,125	Watsco, Inc.	2,165,231
11,125	WESCO International, Inc. *	834,375

		10,244,108

Cable Television — 0.4%
71,133	Cablevision Systems New York Group (Class A Stock)	1,441,866
290	Liberty Global, Inc. (Class A Stock)	6,006

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
9,680	Mediacom Communications Corp. (Class A Stock) *	$66,501

		1,514,373

Chemicals — 3.8%
3,530	Airgas, Inc.	142,789
18,598	Arch Chemicals, Inc.	547,897
6,718	Cytec Industries, Inc.	406,237
12,875	Ferro Corp.	248,230
4,940	FMC Corp.	313,986
640	Fuller, (H.B.) Co.	33,472
31,920	Hercules, Inc. *	453,583
660	Huntsman Corp.	12,969
18,500	Lubrizol Corp. (The)	806,785
36,045	MacDermid, Inc.	1,236,344
85,000	Methanex Corp. (Canada)	1,880,200
12,475	NewMarket Corp.	634,354
6,305	Nova Chemicals Corp. (Canada)	187,006
99,770	Olin Corp.	2,050,273
16,080	Omnova Solutions, Inc. *	95,194
55,000	RPM International, Inc.	1,012,000
2,385	Schulman, (A.), Inc.	57,097
125,000	Sensient Technologies Corp.	2,568,750
3,523	TETRA Technologies, Inc. *	173,332
42,400	Valspar Corp.	1,199,920

		14,060,418

Clothing & Apparel — 1.7%
19,660	Hartmarx Corp. *	169,076
39,400	Kellwood Co.	1,262,376
61,700	Phillips-Van Heusen Corp.	2,480,340
84,158	Russell Corp.	1,523,260
62,700	Stein Mart, Inc.	990,660

		6,425,712

Commercial Services — 1.9%
20,800	Aaron Rents, Inc. (a)	558,688
25,650	Ace Cash Express, Inc. *	692,550
7,900	Advance America Cash Advance Centers, Inc.	116,841
32,775	Banta Corp.	1,657,759
4,920	BearingPoint, Inc. (a) *	45,658
8,880	Electro Rental Corp. *	143,146
26,700	Harland, (John H.) Co.	1,106,715
6,761	PAREXEL International Corp. *	199,517
30,000	Pharmaceutical Product Development, Inc.	1,076,100
38,750	Universal Technical Institute, Inc. (a) *	955,187
8,914	Valassis Communications, Inc. *	260,913

		6,813,074

Computer Hardware — 0.2%
4,968	MTS Systems Corp.	222,318
16,042	Perot Systems Corp. (Class A Stock)	241,913

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
14,070	Synopsys, Inc. (a)	$307,148

		771,379

Computer Networking — 0.1%
17,325	NETGEAR, Inc. *	388,946

Computer Services & Software — 1.4%
10,481	Avocent Corp. *	282,358
16,400	Baldwin Technology Co., Inc. (Class A Stock) *	101,352
16,400	Global Payments, Inc.	777,852
762	GSE Systems, Inc.	2,553
4,152	Intergraph Corp.	182,771
1,500	MoneyGram International, Inc.	50,850
34,359	Parametric Technology Corp. *	513,323
28,950	Reynolds & Reynolds Co. (Class A Stock)	860,973
18,255	Sybase, Inc.	397,411
11,200	Team, Inc.	351,680
8,650	THQ, Inc. (a)	221,700
66,525	Tyler Technologies, Inc. *	733,771
17,350	Watson Wyatt & Co. Holdings	572,030
45,100	Xanser Corp. *	179,498

		5,228,122

Conglomerates — 0.3%
1,552	Alleghany Corp.	443,998
967	Brink’s Co. (The)	49,124
21,427	Griffon Corp. (a) *	571,458
990	Park Ohio Holdings Corp. *	19,374

		1,083,954

Construction — 1.2%
4,355	Cavco Industries, Inc. *	195,975
32,788	Champion Enterprises, Inc. *	500,345
26,825	Dycom Industries, Inc.	587,736
4,760	Fleetwood Enterprises, Inc. *	44,744
18,500	Hovnanian Enterprises, Inc. (Class A Stock) *	735,745
8,852	Insituform Technologies, Inc. (Class A Stock) *	225,549
510	KB Home	31,400
63,600	Standard Pacific Corp.	2,016,756

		4,338,250

Consumer Products & Services — 1.0%
5,123	Adesa, Inc.	130,688
1,009	Alberto-Culver Co. (Class B Stock)	45,375
6,885	American Greetings Corp. (Class A Stock)	155,050
1,320	Aviall, Inc. (a) *	49,764
990	Bowlin Travel Centers, Inc. *	1,569
3,120	Chemed Corp.	170,009
6,156	Church and Dwight Co., Inc.	225,741
12,583	CNS, Inc.	270,660
55,237	Elizabeth Arden, Inc. *	1,262,718
1,010	Energizer Holdings, Inc. *	51,662

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
21,735	Fedders Corp.	$58,032
500	Fortune Brands, Inc.	40,150
18,113	Interface, Inc. (Class A Stock)	232,933
4,413	Jarden Corp. (a) *	150,042
3,482	Marine Products Corp.	37,919
1,640	National Patent Development Corp. *	2,378
8,040	Oil-Dri Corp. of America	178,086
17,850	Revlon, Inc. (Class A Stock)	58,012
2,873	Rollins, Inc.	58,178
16,091	Schiff Nutrition International *	96,224
12,150	Scotts Co. (The) (Class A Stock)	537,759

		3,812,949

Containers & Packaging — 0.7%
8,080	Bemis Co., Inc.	254,197
9,145	Greif, Inc. (Class A Stock) (a)	592,413
4,845	Pactiv Corp. *	117,927
110,000	Rock-Tenn Co.	1,745,700

		2,710,237

Distribution/Wholesale — 0.2%
72,000	Handleman Co.	614,880

Diversified — 0.4%
118	ACCO Brands Corp.	2,535
18,020	Federal Signal Corp.	337,515
70,650	Jacuzzi Brands, Inc. *	690,250
8,180	Mettler-Toledo International, Inc. *	530,064
4,040	Standex International Corp.	115,908
2,055	Tredegar Corp.	33,003

		1,709,275

Diversified Telecommunication Services — 0.3%
70,000	Iowa Telecommunications Services, Inc.	1,262,800

Education — 0.3%
9,550	Strayer Education, Inc.	993,105

Electric Utilities — 1.3%
53,000	Cleco Corp.	1,192,500
79,720	Duquesne Light Holdings, Inc. (a)	1,352,849
103,015	Westar Energy, Inc.	2,157,134

		4,702,483

Electrical Equipment — 1.0%
46,633	Acuity Brands, Inc.	1,925,010
36,550	Regal-Beloit Corp.	1,705,423

		3,630,433

Electronic Components — 4.2%
9,680	Agere Systems, Inc. *	152,170
2,790	AMETEK, Inc.	137,463
17,280	Avnet, Inc. *	451,872
990	Baldor Electric Co. (a)	32,868
11,916	Belden CDT, Inc.	372,971

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
57,200	Checkpoint Systems, Inc.	$1,507,220
74,130	CTS Corp.	1,045,974
31,950	EDO Corp.	834,853
268	ESCO Technologies, Inc. *	13,588
98,120	FLIR Systems, Inc. (a) *	2,399,034
8,200	Franklin Electric Co., Inc.	478,306
4,025	GrafTech International Ltd. *	27,209
53,625	International Displayworks, Inc. (a) *	301,372
24,100	Katy Industries, Inc. *	68,685
15,750	Lamson & Sessions Co. (a) *	396,112
2,460	Landauer, Inc.	121,032
660	Lecroy Corp. *	9,471
10,634	Littelfuse, Inc. *	343,372
2,385	Magnetek, Inc. *	9,516
2,545	Methode Electronics, Inc. (Class A Stock)	24,941
4,025	Monolithic System Technology, Inc. *	34,897
14,875	Park Electrochemical Corp.	460,679
511	Parker Hannifin Corp.	41,417
2,001	Pentair, Inc.	76,598
48,125	Pike Electric Corp. *	920,631
22,284	Richardson Electronics Ltd.	157,994
660	Rockwell Automation, Inc.	47,824
361,600	Sanmina-SCI Corp. *	1,876,704
5,495	SL Industries, Inc. *	95,063
8,500	The Empire District Electric Co. (a)	193,375
50,400	Thomas & Betts Corp. *	2,870,280
10,225	Trans-Lux Corp.	62,935

		15,566,426

Energy Equipment & Services — 0.7%
9,000	Frontier Oil Corp.	544,770
19,000	Holly Corp.	1,466,230
11,000	Tidewater, Inc.	640,640

		2,651,640

Entertainment & Leisure — 1.2%
14,229	Bally Technologies, Inc. (a) *	254,699
2,456	Brunswick Corp.	96,324
7,305	Churchill Downs, Inc.	276,348
22,700	Dollar Thrifty Automotive Group	1,105,036
30,251	Dover Downs Gaming & Entertainment, Inc.	779,568
3,293	Dover Motorsports, Inc.	19,890
4,263	Gaylord Entertainment Co. *	188,638
660	International Speedway Corp. (Class A Stock)	32,465
5,869	K2, Inc. *	69,196
2,300	Kerzner International Ltd. (Bahamas) *	179,722
24,110	Magna Entertainment Corp. *	148,518
37,045	Pinnacle Entertainment, Inc. *	1,011,329
1,640	Premier Parks, Inc. *	15,104
22,351	Topps Co., Inc. (The)	196,912

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
3,947	Vail Resorts, Inc. (a) *	$148,407

		4,522,156

Environmental Services — 0.3%
14,800	Allied Waste Industries, Inc. *	209,568
2,875	Catalytica Energy Systems, Inc. *	4,552
7,675	Clean Harbors, Inc. *	220,887
5,335	Republic Services, Inc.	234,793
19,750	Tetra Tech, Inc. *	383,742

		1,053,542

Equipment Services
6,155	Gerber Scientific, Inc. *	63,828
11,235	Industrial Distribution Group, Inc. *	96,059

		159,887

Exchange Traded Funds — 2.1%
93,000	iShares Russell 2000 Value Index Fund (a)	6,974,070
12,640	iShares S&P SmallCap 600 Barra Value Index Fund (a)	922,088

		7,896,158

Financial - Bank & Trust — 3.5%
6,100	Astoria Financial Corp.	191,052
42,590	Bancorpsouth, Inc. (a)	1,091,582
33,269	Bank Mutual Corp. (a)	376,938
72,215	BankAtlantic Bancorp, Inc. (Class A Stock)	1,077,448
14,000	BankUnited Financial Corp. (Class A Stock)	429,660
19,250	Cardinal Financial Corp. *	227,535
926	Crazy Woman Creek Bancorp, Inc.	13,890
24,566	First Financial Bancorp	393,793
16,026	First Republic Bank (CA)	697,452
16,041	FirstMerit Corp.	394,448
6,700	Hancock Holding Co.	333,325
7,109	NewAlliance Bancshares, Inc.	102,654
37,400	Old National Bancorp.	771,936
24,800	Oriental Financial Group, Inc.	324,136
48,200	Pacific Capital Bancorp	1,616,628
21,000	Provident Bankshares Corp.	729,960
8,082	Rainier Pacific Financial Group, Inc.	142,930
11,829	Signature Bank *	418,392
1,320	Sovereign Bancorp, Inc.	29,264
40,400	Sterling Financial Corp. (WA)	1,298,860
1,200	Student Loan Corp. (The)	249,900
32,200	Susquehanna Bancshares, Inc.	768,614
10,850	SVB Financial Group *	550,854
5,894	TCF Financial Corp.	158,313
8,210	UMB Financial Corp.	557,459
1,520	Webster Financial Corp.	71,364

		13,018,387

Financial - Brokerage — 1.2%
16,885	BKF Capital Group, Inc. (a)	152,471

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
24,900	Jefferies Group, Inc.	$1,654,605
83,928	Raymond James Financial, Inc.	2,547,215

		4,354,291

Financial Services — 2.1%
30,900	Accredited Home Lenders Holding Co. (a) *	1,785,711
22,200	AmeriCredit Corp.	672,216
1,448	CIT Group, Inc.	78,207
12,400	City Holding Co.	448,632
15,500	Eaton Vance Corp.	441,285
22,875	Financial Federal Corp. (a)	649,650
11,345	Interactive Data Corp.	252,653
26,800	MB Financial, Inc.	948,184
4,325	PrivateBancorp, Inc.	191,381
81,400	Republic Bancorp, Inc. (MI)	933,658
10,585	Southwest Secs Group, Inc.	289,923
61,325	UCBH Holdings, Inc.	1,084,839

		7,776,339

Food & Drug Retailers — 0.3%
44,600	Ruddick Corp.	1,035,166

Food Products — 2.8%
55,000	Chiquita Brands International, Inc. (a)	892,100
102,020	Corn Products International, Inc.	2,856,560
68,000	Fresh del Monte Produce, Inc. (Cayman Island) (a)	1,279,080
82,000	Pilgrim’s Pride Corp. (a)	2,142,660
80,000	Sanderson Farms, Inc.	2,120,800
21,367	Smucker, (J.M.) Co. (The)	838,869

		10,130,069

Foods — 0.6%
1,640	Archer-Daniels-Midland Co.	59,598
3,243	Del Monte Foods Co.	37,813
49,610	Flowers Foods, Inc.	1,393,545
2,385	Hain Celestial Group, Inc. *	64,156
20,160	Ingles Markets, Inc. (Class A Stock)	369,936
5,561	Ralcorp Holdings, Inc.	207,314
750	Suprema Specialties, Inc. *	—
2,074	Tootsie Roll Industries, Inc.	60,665

		2,193,027

Furniture — 0.2%
7,600	Harman International Industries, Inc. (a)	668,724

Gas Utilities — 2.3%
40,000	Atmos Energy Corp.	1,061,600
87,750	Cascade Natural Gas Corp.	1,796,243
14,000	Energen Corp.	493,780
17,000	National Fuel Gas Co.	565,250
37,000	Peoples Energy Corp. (a)	1,344,210
50,000	Southwest Gas Corp.	1,386,000
17,000	UGI Corp.	380,800

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
43,451	WGL Holdings, Inc.	$1,278,328

		8,306,211

Healthcare Equipment & Supplies — 1.2%
40,000	Arrow International, Inc.	1,249,200
20,500	Diagnostic Products Corp.	1,189,000
10,000	Hillenbrand Industries, Inc.	513,600
49,500	Invacare Corp.	1,517,175

		4,468,975

Healthcare Services — 4.4%
8,150	Amedisys, Inc. (a) *	270,254
65,500	AMERIGROUP Corp. *	1,691,865
44,500	Arkansas Best Corp.	1,909,940
13,100	Covance, Inc.	764,385
131,750	Healthsouth Rehabilitation Corp. *	603,415
48,767	Healthways, Inc. (a) *	2,392,509
898	Laboratory Corp. of America Holdings *	51,276
35,000	LHC Group, Inc. *	609,000
3,873	National Dentex Corp. *	91,558
47,061	Owens & Minor, Inc.	1,499,834
33,350	Pediatrix Medical Group, Inc. *	1,688,177
15,033	Res-Care, Inc. *	308,627
54,500	Sunrise Senior Living, Inc.	2,027,400
4,340	Triad Hospitals, Inc. *	178,808
5,800	Universal Health Services, Inc. (Class B Stock)	294,582
86,000	Werner Enterprises, Inc.	1,649,480

		16,031,110

Hotels & Motels — 0.4%
34,335	Aztar Corp. *	1,630,913

Household Durables — 1.0%
27,900	Ethan Allen Interiors, Inc.	1,252,431
27,000	Lancaster Colony Corp.	1,108,350
24,000	M I Schottenstein Homes, Inc.	1,036,080
7,000	M.D.C. Holdings, Inc.	404,460

		3,801,321

Industrial Products — 0.9%
621	Carlisle Cos., Inc.	52,475
2,385	Core Molding Technologies, Inc. *	12,831
5,005	Donaldson Co., Inc.	166,366
4,102	EnPro Industries, Inc. *	151,282
28,066	Flanders Corp. *	290,764
52,982	Myers Industries, Inc.	937,781
16,074	Precision Castparts Corp.	1,012,341
20,150	Robbins & Myers, Inc.	489,645

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
3,663	Watts Inds., Inc. (Class B Stock)	$125,311

		3,238,796

Insurance — 5.0%
27,845	American Equity Investment Life Holding Co. (a)	377,578
20,000	American Financial Group, Inc.	885,600
18,200	Amerus Group Co.	1,067,430
10,065	Argonaut Group, Inc. *	351,269
5,040	CNA Surety Corp. *	90,670
43,102	Commerce Group, Inc.	2,500,347
64,450	Delphi Financial Group, Inc. (Class A Stock)	3,376,536
820	Everest Reinsurance Group Ltd. (Bermuda)	74,620
43,975	Hilb, Rogal & Hobbs Co.	1,797,698
18,098	Horace Mann Educators Corp.	315,086
5,900	Infinity Property & Casual Corp.	264,556
17,400	Landamerica Financial Group, Inc. (a)	1,207,212
820	Midland Co.	29,241
79,452	Philadelphia Consolidated Holding Corp. *	2,632,245
15,951	Platinum Underwriters Holdings Ltd. (Bermuda)	439,769
8,560	PMI Group, Inc. (The)	395,044
11,348	ProAssurance Corp. *	571,712
4,600	Protective Life Corp.	231,840
10,600	Scottish Re Group Ltd. (Cayman Island)	246,238
7,100	State Auto Financial Corp.	249,707
7,896	U.S.I. Holdings Corp *	120,019
37,000	United Fire & Casualty Co.	1,107,780

		18,332,197

Internet Services — 0.2%
11,618	Stellent, Inc.	148,826
30,075	Vignette Corp.	476,689

		625,515

Lumber & Wood Products
1,480	Deltic Timber Corp.	85,426

Machinery — 3.8%
47,632	Albany International Corp. (Class A Stock) (a)	1,862,411
32,800	Barnes Group, Inc.	1,478,296
69,845	Briggs & Stratton Corp.	2,356,571
19,500	Harsco Corp.	1,625,325
19,500	Kennametal, Inc.	1,206,075
27,200	Lincoln Electric Holdings, Inc.	1,490,832
51,000	Mueller Industries, Inc.	1,931,880
39,100	Valmont Industries, Inc.	2,101,625

		14,053,015

Machinery & Equipment — 3.1%
67,350	Bucyrus International, Inc. (Class A Stock)	3,496,139
2,960	Carbo Ceramics, Inc.	171,473
14,823	Clarcor, Inc.	518,805
6,400	Flowserve Corp. *	368,128

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
24,700	GenCorp, Inc. (a) *	$482,638
2,959	Graco, Inc.	138,333
15,136	IDEX Corp.	768,909
19,310	Kadant, Inc. *	455,909
24,658	Kaydon Corp. (a)	1,058,815
1,830	Lone Star Technologies, Inc. *	97,008
30,375	Nordson Corp.	1,623,544
3,289	Smith, (A.O.) Corp.	155,964
39,554	Snap-On, Inc.	1,641,491
3,205	Starrett (L.S.) Co. (Class A Stock)	48,492
4,617	Tennant Co.	235,005
1,134	Toro Co.	56,076

		11,316,729

Manufacturing — 0.1%
9,824	AptarGroup, Inc.	514,876

Media — 0.1%
11,845	Crown Holdings, Inc. *	189,875
1,749	Triple Crown Media, Inc. *	9,375

		199,250

Medical Supplies & Equipment — 2.3%
16,800	Coherent, Inc. (a) *	621,768
41,500	Cooper Cos., Inc. (The) (a)	2,275,030
5,335	Exactech, Inc. *	75,383
353	Fisher Scientific International, Inc. (a) *	24,904
7,315	ICU Medical, Inc. *	301,305
255	Inverness Medical Innovations, Inc. *	6,630
1,520	Invitrogen Corp. *	100,335
6,400	Kensey Nash Corp. (a) *	193,088
1,749	Lifecore Biomedical, Inc. *	27,232
12,475	Medical Action Industries, Inc.	298,402
5,771	Orthofix International NV *	234,245
3,161	PolyMedica Corp.	130,581
1,968	Possis Medical, Inc. *	19,208
3,120	Regeneration Technologies, Inc. *	23,806
1,010	Schein, (Henry), Inc. *	47,086
330	Schick Technologies, Inc. *	12,702
75,775	Serologicals Corp. (a) *	2,358,118
1,135	SurModics, Inc. (a) *	40,361
32,236	Sybron Dental Specialties, Inc. *	1,516,381
4,040	Thoratec Corp. *	72,760
990	TVSL SA (Luxembourg)	—

		8,379,325

Metals & Mining — 3.2%
65,000	Agnico Eagle Mines Ltd. (Canada) (a)	2,395,900
5,990	Barrick Gold Corp. (Canada)	182,575
25,875	Century Aluminum Co. (a)	1,231,909
515	Chaparral Steel Co. Del Com	32,507
13,850	CIRCOR International, Inc.	419,655
31,000	Commercial Metals Co.	1,686,400
54,030	Gibraltar Industries, Inc.	1,501,494

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
3,530	Layne Christensen Co. *	$104,135
15,000	Massey Energy Co.	579,750
12,140	Material Sciences Corp. *	125,163
37,500	Quanex Corp.,	1,603,500
57,600	Timken Co.	2,010,240
1,640	Worthington Industries, Inc.	32,390

		11,905,618

Multi-Utilities — 0.3%
42,000	Vectren Corp.	1,122,240

Office Equipment — 0.1%
769	Hon Industries, Inc.	40,665
33,210	Nashua Corp. *	246,471

		287,136

Oil & Gas — 2.3%
109,600	Cabot Oil & Gas Corp.	5,398,896
41,400	Range Resources Corp.	1,098,342
680	Ship Finance International Ltd. (Bermuda)	11,580
39,200	St. Mary Land & Exploration Co.	1,652,672
9,000	Western Gas Resource, Inc.	468,000

		8,629,490

Oil & Gas Exploration/Production — 0.1%
11,014	Mariner Energy, Inc. *	214,222

Oil, Gas & Consumable Fuels — 5.0%
13,075	AGL Resources, Inc.	462,594
24,850	Arena Resources, Inc.	889,630
7,020	Atlas America, Inc. (a)	354,510
6,780	Berry Petroleum Co. (Class A Stock)	499,686
77,025	Birch Mountain Resources Ltd. (a) *	572,296
29,740	Callon Petroleum Co. *	613,834
4,515	Devon Energy Corp.	271,397
1,640	El Paso Corp.	21,172
1,256	EOG Resources, Inc.	88,209
2,140	Equitable Resources, Inc.	75,991
13,611	Forest Oil Corp.	497,754
5,775	GMX Resources, Inc.	243,185
53,900	Gulfport Energy Corp.	755,139
500	Gyrodyne Co. of America, Inc. *	23,700
33,300	Houston Exploration Co. (a)	1,862,136
801	Hugoton Royalty Trust	22,160
1,479	Key Energy Services, Inc. *	25,276
8,825	Lufkin Industries, Inc.	565,330
8,200	Newpark Resources, Inc. *	54,612
415	Noble Corp. (Cayman Islands)	32,760
39,700	Oceaneering International, Inc. *	2,422,891
42,600	ONEOK, Inc.	1,406,226
25,500	Petrohawk Energy Corp. (a)	320,790

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
1,520	Pioneer Natural Resources Co.	$65,086
1,810	Rowan Cos., Inc.	80,237
2,953	RPC, Inc.	81,769
61,240	Swift Energy Co. *	2,594,126
42,100	Universal Compression Holdings, Inc. *	2,353,390
13,100	W-H Energy Services, Inc. *	658,275
13,447	XTO Energy, Inc.	569,480

		18,483,641

Paper & Forest Products — 0.1%
11,737	Neenah Paper, Inc. (a)	376,640
6,585	Schweitzer-Mauduit International, Inc.	159,423

		536,063

Personal Services
2,385	Matthews International Corp. (Class A Stock)	82,998

Pharmaceuticals — 0.1%
5,125	Barr Pharmaceuticals, Inc.	310,319
488	Medco Health Solutions, Inc. *	25,976
3,739	West Pharmaceutical Services, Inc.	133,183

		469,478

Printing & Publishing — 0.6%
2,212	Bowne & Co., Inc.	34,751
5,535	Courier Corp.	238,780
1,740	Journal Communications, Inc. (Class A Stock)	20,410
155,580	Journal Register Co.	1,739,384
2,055	McClatchy Co. (a)	92,886
3,205	Nelson, (Thomas), Inc.	94,708
34,610	PRIMEDIA, Inc. *	65,413

		2,286,332

Real Estate — 1.9%
2,385	Cavalier Homes, Inc. *	16,242
2,055	Griffin Land & Nurseries, Inc. *	62,657
3,570	Harbor Global Co. (Bermuda) (Bermuda)	33,558
47,250	Healthcare Services Group, Inc. (a)	1,008,788
25,916	Innkeepers USA Trust	415,174
46,900	Meritage Homes Corp. *	3,075,702
29,016	Potlatch Holding Co. (a)	1,129,883
45,900	Winnebago Industries (a)	1,351,755

		7,093,759

Real Estate Investment Trust — 2.6%
8,680	Arbor Realty Trust, Inc.	224,812
43,575	Ashford Hospital	507,213
23,789	Education Realty Trust, Inc.	354,932
45,205	Equity One, Inc.	1,038,811
21,000	First Industrial Realty Trust, Inc. (a)	824,040
48,575	Healthcare Realty Trust, Inc. (a)	1,839,535
43,400	Highland Hospitality Corp.	559,860
38,100	HRPT Properties Trust	418,338

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
91,050	MFA Mortgage Investments, Inc.	$624,603
39,100	Nationwide Health Properties, Inc.	841,432
34,300	New Plan Excel Realty Trust	845,495
12,425	Redwood Trust, Inc.	527,690
7,899	SL Green Realty Corp.	782,001
2,520	Sun Communities, Inc.	82,026
21,812	Winston Hotels, Inc.	234,915

		9,705,703

Restaurants — 0.3%
9,570	Applebee’s International, Inc. (a)	222,120
34,840	Steak N Shake Co. (The) *	665,792
543	Wendy’s International, Inc.	33,546

		921,458

Retail & Merchandising — 2.9%
500	Big 5 Sporting Goods Corp.	9,265
2,020	Bon-Ton Stores, Inc.	57,509
10,730	Brinker International, Inc.	420,187
11,400	Brown Shoe Co., Inc.	433,542
12,536	Casey’s General Stores, Inc.	268,145
34,600	CEC Entertainment, Inc. (a) *	1,214,460
17,106	CSK Auto Corp. *	219,812
11,345	Delias, Inc.	120,597
15,065	Foot Locker, Inc.	349,207
2,605	Gander Mountain Co. (a) *	23,419
6,572	Men’s Wearhouse, Inc. (The) *	232,912
18,360	Movado Group, Inc.	361,141
1,280	Office Depot, Inc. *	51,942
1,480	OfficeMax, Inc.	57,276
20,384	Paxar Corp. *	445,187
28,958	Regis Corp.	1,015,557
46,376	School Specialty, Inc. *	1,686,695
70,450	Sonic Corp. *	2,388,959
8,031	Too, Inc *	308,551
3,260	Triarc Cos., Inc. (Class A Stock)	56,594
56,534	Triarc Cos., Inc. (Class B Stock)	933,942
8,191	Unifirst Corp.	254,085

		10,908,984

Semiconductors — 0.3%
20,650	ATMI, Inc. *	586,460
8,921	Axcelis Technologies, Inc. *	52,545
10,080	Omnivision Technologies, Inc. *	293,126

		932,131

Specialty Retail — 1.0%
36,300	Borders Group, Inc.	856,680
13,000	Claire’s Stores, Inc.	457,860
53,250	United Auto Group, Inc. (a)	2,252,475

		3,567,015

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Telecommunications — 1.0%
29,440	Acme Communications, Inc. *	$132,186
18,232	Aeroflex, Inc. *	229,905
5,672	Alloy, Inc.	70,673
138	Alltel Corp.	8,883
20,300	American Tower Corp. (Class A Stock)	693,042
9,449	Arris Group, Inc.	111,971
7,335	Centennial Communications, Inc.	50,025
45,090	Cincinnati Bell, Inc. *	189,378
7,220	Commonwealth Telephone Enterprises, Inc. *	239,559
4,920	Corning, Inc. *	135,940
18,533	D & E Communications, Inc.	230,736
17,300	Dobson Communications Corp. (Class A Stock) (a) *	155,700
4,100	OAO Vimpel Communications, ADR (Russia) *	190,855
7,315	Plantronics, Inc.	274,312
6,400	Rural Cellular Corp. *	103,360
838	Sprint Nextel Corp.	20,782
1,320	Stratos International, Inc. *	10,138
6,400	Sycamore Networks, Inc.	30,080
45,625	Tekelec *	651,525

		3,529,050

Thrifts & Mortgage Finance — 0.5%
43,800	Fremont General Corp.	974,112
39,700	Washington Federal, Inc.	949,624

		1,923,736

Tobacco — 0.4%
15,500	Loews Corp. - Carolina Group (a)	794,220
17,400	Universal Corp. (a)	662,418

		1,456,638

Transportation — 1.0%
10,725	Amerco *	1,120,119
16,595	Arlington Tankers Ltd.	374,051
12,862	Genesee & Wyoming, Inc. (Class A Stock) *	421,488
4,920	Grupo TMM SA de C.V., ADR (Mexico)	24,600
1,520	HUB Group, Inc. (Class A Stock)	74,738
17,220	Kansas City Southern Industries *	418,446
4,808	Laidlaw International, Inc.	118,998
20,775	Landstar System, Inc.	882,730
4,040	Ryder System, Inc.	210,686

		3,645,856

Transportation Infrastructure — 0.7%
13,600	Frontline Ltd. (Bermuda) (a)	437,376
45,000	General Maritime Corp.	1,494,900
15,000	Teekay Shipping Corp. (Bahamas)	577,050

		2,509,326

Utilities — 1.9%
2,960	AES Corp. *	50,231

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
508	Allete, Inc.	$23,759
4,640	Alliant Corp.	148,294
36,985	Aquila, Inc. *	160,145
15,995	CH Energy Group, Inc.	756,244
3,203	Connecticut Water Service, Inc.	82,541
3,205	DPL, Inc. (a)	87,080
43,300	El Paso Electric Co. *	855,175
1,970	Florida Public Utilities Co.	27,088
58,891	Headwaters, Inc. (a) *	1,983,449
12,150	Idacorp, Inc.	413,707
1,320	Maine & Maritimes Corp.	20,447
4,355	MGE Energy, Inc.	138,924
55,100	PNM Resources, Inc.	1,394,581
17,247	Southern Union Co.	447,031
1,320	TXU Corp.	65,512
6,182	Wisconsin Energy Corp.	241,407

		6,895,615
	Total Long-Term Investments (cost $280,715,117)	357,192,190

SHORT-TERM INVESTMENT 18.2%

AFFILIATED MONEY MARKET MUTUAL FUND
67,009,679	Dryden Core Investment Fund - Taxable Money Market Series (cost $67,009,679; includes $55,935,795 of cash collateral for securities on loan)(b) (w)	67,009,679

	Total Investments—115.1% (cost $347,724,796)(p)	$424,201,869
	Liabilities in excess of other assets —(15.1)%	(55,610,110)

	Net Assets —100%	$368,591,759

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $54,631,632 cash collateral of $55,935,795 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Fund’s investments was $348,982,337; accordingly, net unrealized appreciation on investments for federal income tax purposes was $75,219,532 (gross unrealized appreciation - $82,542,682; gross unrealized depreciation - $7,323,150). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Total Return Bond Fund

Schedule of Investments

April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)	Description	Value
LONG-TERM INVESTMENTS 75.9%

ASSET-BACKED SECURITIES 0.7%

		Brazos Student Loan Finance Corp., Series 1998-A, Class A2 (c)
Aaa	$949	4.93%, 06/01/23	$955,892
		Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A (c)
Aaa	138	5.039%, 06/25/35	138,299
		Conseco Finance Trust, Series 2000-C, Class A (c)
Aaa	267	5.271%, 12/15/29	267,327
		Fannie Mae Grantors Trust, Series 2005, Class 2 A1 (c)
Aaa	312	4.918%, 11/26/35	312,260
		Quest Trust, Series 2004-X2, Class A1 (c)
Aaa	108	5.519%, 06/25/34	108,705

		Total Asset-Backed Securities (cost $1,771,244)	1,782,483

COLLATERALIZED MORTGAGE OBLIGATIONS 9.3%

		American Home Mortgage Investment Trust, Series 2004-4, Class-4A (c)
Aaa	630	4.39%, 02/25/45	612,519
		Banc of America Mortgage Securities, Series 2004-2, Class 5A1
Aaa	85	6.50%, 10/25/31	85,240
		Bank of America Funding Corp., Series 2005-D, Class A1 (c)
AAA(d)	618	4.115%, 05/25/35	598,100
		Bear Stearns Adjustable Rate Mortgage Trust,(c)
		Series 2005-4, Class 23A2
Aaa	383	5.415%, 05/25/35	380,013
		Series 2002-1, Class 1A1
Aaa	211	5.619%, 02/25/33	208,998
		Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1 (c)
Aaa	1,150	5.415%, 05/25/35	1,143,244
		Commercial Mortgage Pass Through Certificates, Series 2005-F10A Class MOA1
Aaa	1,000	4.929%, 03/15/20	999,852
		Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A
Aaa	284	5.25%, 11/30/35	280,800
		Fannie Mae Grantors Trust, Series 2005-T2, Class 1A1 (c)
Aaa	93	4.667%, 11/28/35	92,775
		Fannie Mae,
		Series 2000-32, Class FM
Aaa	12	5.53%, 10/18/30(c)	12,603
		Series 2001-29, Class Z
Aaa	603	6.50%, 07/25/31	608,594
		Federal Housing Authority Series 1993-13
Aaa	324	3.00%, 01/01/09	320,695
		FHLMC Structured Pass Through Securities, Series T-61, Class 1A1 (c)
Aaa	1,789	5.018%, 07/25/44	1,801,980
		FHLMC Structured Pass Through Securities, Series T-63, Class 1A1 (c)
Aaa	161	4.951%, 02/25/45	162,623

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)	Description	Value
		Freddie Mac

		Collateralized Mortgage Obligations (cont’d)

		Series 1628, Class LZ
Aaa	$321	6.50%, 12/15/23	$327,866
		Series 1935, Class JZ
Aaa	838	7.00%, 02/15/27	853,358
		Series 2241, Class PH
Aaa	514	7.50%, 07/15/30	523,870
		Ginnie Mae,
		Series 2000-26, Class DF
Aaa	6	5.323%, 09/20/30(c)	6,451
		Series 2000-30, Class FB
Aaa	11	5.36%, 10/16/30(c)	11,419
		Series 2001-16, Class Z
Aaa	6,324	6.75%, 10/16/40	6,760,149
		Indymac ARM Trust, Series 2001-H2, Class A1 (c)
Aaa	17	5.167%, 01/25/32	16,851
		Master Asset Securitization Trust, Series 2003-7, Class 1A2
AAA(d)	596	5.50%, 09/25/33	575,732
		Prime Mortgage Trust,(c)
		Series 2004, Class 2A2
AAA(d)	307	5.359%, 02/25/34	307,725
		Series 2004, Class 1A2
AAA(d)	93	5.359%, 02/25/19	93,163
		Regal Trust IV, Series 1999-1, Class A (c)
AAA(d)	1,457	5.10%, 09/29/31	1,448,397
		Residential Funding Mortgage Securities, Series 2003-S9, Class A1
Aaa	178	6.50%, 03/25/32	173,407
		Sequoia Mortgage Trust, Series 2002-8, Class 2A (c)
Aaa	781	5.223%, 08/20/32	781,160
		Small Business Administration Participation Certificates,
		Series 2003-20I, Class 1
Aaa	254	5.13%, 09/01/23	247,267
		Series 2001-20A, Class 1
Aaa	831	6.29%, 01/01/21	854,324
		Series 2001-P10B, Class 1
Aaa	1,802	6.344%, 08/01/11	1,843,557
		Series 2000-P10B, Class 1
Aaa	102	7.449%, 08/01/10	107,063
		Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1 (c)
Aaa	322	5.41%, 09/19/32	322,134
		Structured Asset Securities Corp.,
		Series 2002-1A, Class 4A
Aaa	41	6.07%, 02/25/32(c)	41,011
		Series 2002-14A, Class 2A1
Aaa	68	6.15%, 07/25/32	69,302
		Torrens Trust, Series 2000-1GA, Class A (c)
Aaa	238	5.34%, 07/15/31	238,267

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)		Description	Value
			Collateralized Mortgage Obligations (cont’d)

			Washington Mutual Mortgage Pass-Through Certificates,
			Series 2003-AR1, Class 2A (c)
Aaa		$42	5.37%, 02/25/33	$41,608
			Washington Mutual, Inc.,(c)
			Series 2002-AR11, Class A1
Aaa		315	5.129%, 10/25/32	313,440
			Series 2003-R1, Class A1
Aaa		1,505	5.229%, 12/25/27	1,503,710
			Series 2005-AR13, Class A1
Aaa		376	5.249%, 10/25/45	378,534
			Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 (c)
Aaa		992	4.95%, 03/25/36	982,534

			Total Collateralized Mortgage Obligations (cost $25,528,881)	26,130,335

CORPORATE BONDS 7.9%

Airlines
			United Airlines, Inc., Pass-Thru Certificates, Series A-4 (i)
NR		204	9.21%, 01/21/17	30,283

Automobile Manufacturers 1.1%
			DaimlerChrysler NA Holding Corp.(c)
			Gtd. Notes
A3		1,000	5.10%, 03/07/07	1,000,320
A3		2,200	5.50%, 11/17/06	2,202,020

				3,202,340

Banking 1.4%
			Export Import Bank of China , Notes 144A (China) (l)
A2		100	4.875%, 07/21/15	93,060
			Landwirtschaftliche Rentenbank (Germany) (l)
Aaa	JPY	442,000	0.65%, 09/30/08	3,874,473

				3,967,533

Consumer Products & Services 0.2%
			Clorox Co., Notes (c)
A3		500	5.025%, 12/14/07	500,476

Entertainment & Leisure 0.3%
			Harrah’s Operating Co., Inc., Bonds
Baa3		1,000	5.625%, 06/01/15	949,179

Financial - Bank & Trust 0.6%
			China Development Bank, Notes (China) (l)
A2		100	5.00%, 10/15/15	94,140
			HBOS PLC Series 144A (United Kingdom) (c),(l)
A1		100	5.92%, 09/29/49	95,100

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)		Description	Value
			Corporate Bonds (cont’d)
			Financial - Bank & Trust (cont’d)
			HSBC Bank USA NA, Sr. Notes (c)
Aa2		$500	5.00%, 09/21/07	$500,314
			Resona Bank Ltd., Notes (c)
Baa1		200	5.85%, 09/29/49	191,012
			Royal Bank of Scotland PLC, Notes (United Kingdom) (c),(l)
Aa1		700	5.125%, 07/21/08	700,097

				1,580,663

Financial Services 2.1%
			American General Finance Corp., Notes (c)
A1		100	4.39%, 03/23/07	100,021
			Citigroup Global Markets Holdings, Inc., Notes (c)
Aa1		1,200	4.89%, 03/07/08	1,200,071
			Citigroup, Inc., Notes (c)
Aa1		2,000	5.00%, 12/26/08	1,999,920
			Ford Motor Credit Co.,
			Sr. Notes
Ba2		500	5.80%, 01/12/09	452,575
			Notes
Ba2		100	7.875%, 06/15/10	92,351
			General Electric Capital Corp., Sr. Unsec’d. Notes
Aaa	JPY	77,000	1.40%, 11/02/06	680,390
			General Motors Acceptance Corp., Notes
Ba1		300	6.125%, 09/15/06	297,638
			Phoenix Quake Wind Ltd., Notes (c)
Baa3		700	7.44%, 07/03/08	708,371
			Qwest Capital Funding, Inc., Co.
			Gtd. Notes
B3		200	7.00%, 08/03/09	200,750
B3		200	7.25%, 02/15/11	200,750

				5,932,837

Food
			Heinz (H.J.) Co., Notes
Baa1		100	6.43%, 12/01/20	101,619

Insurance 1.1%
			American International Group, Notes
Aa2		200	5.05%, 10/01/15	188,304
			Residential Reinsurance Ltd., Sec’d. Notes (c)
Ba2		3,000	9.77%, 12/08/07	2,968,993

				3,157,297

Oil, Gas & Consumable Fuels 0.5%
			El Paso Corp., Sr. Notes
B2		700	7.75%, 01/15/32	694,750

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)		Description	Value
			Corporate Bonds (cont’d)
			Oil, Gas & Consumable Fuels (cont’d)
			Pemex Project Funding Master Trust Ltd.,
			Gtd. Bonds
Baa1		$200	5.75%, 12/15/15	$189,600
Baa1		300	7.375%, 12/15/14	318,000
			Petroleum Export-Cayman, Sr. Notes 144A
Baa1		98	5.265%, 06/15/11	95,977

				1,298,327

Petroleum Exploration & Production 0.1%
			Ras Laffan Liquified Natural Gas Co. Ltd.
A1		250	5.298%, 09/30/20	235,405

Telecommunications 0.5%
			Qwest Corp., Sr. Notes
Ba3		500	7.625%, 06/15/15	531,250
			Sprint Capital Corp., Gtd. Notes
Baa2		800	6.125%, 11/15/08	812,994

				1,344,244

			Total Corporate Bonds (cost $22,249,645)	22,300,203

FOREIGN GOVERNMENT BONDS 2.3%
			Republic of Brazil (Brazil) (l)
Ba3		1,200	11.00%, 08/17/40	1,545,000
			Republic of Italy (Italy)
Aa2	JPY	132,000	3.80%, 03/27/08	1,226,455
			United Kingdom Treasury (United Kingdom)
Aaa	GBP	1,800	4.75%, 06/07/10	3,293,297
Aaa	GBP	309	7.75%, 09/08/06	608,317

			Total Foreign Government Bonds (cost $6,579,061)	6,673,069

MUNICIPAL BONDS 2.4%
			County of Adams PA General Obligation Bond
Aaa		1,000	4.75%, 11/15/28	1,003,360
			Georgia State Road & Tollway Authority Revenue Bonds
Aaa		400	5.00%, 03/01/21	417,392
			Golden State Tobacco Securitization Corp.,
			Series 2003-A-1
Baa3		1,100	6.25%, 06/01/33	1,192,114
Baa3		300	6.75%, 06/01/39	333,843
			Metropolitan Transportation Authority New York , Revenue Bonds, Series 1042 144A(c)
AAA(d)		750	6.31%, 11/15/33	798,240

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)		Description	Value
			Municipal Bonds (cont’d)

			New York City Municipal Water Finance Authority
			Water & Sewer Systems, Revenue Bonds, Series 1071 144 A (c)
AA+(d)	$300		5.81%, 06/15/38	$314,100
			New York State General Obligation Bond, Series 1027 144 A (c)
A+(d)	100		6.47%, 03/02/30	104,258
			Texas State Transportation General Obligation Bond 144 A (c)
AA+(d)	200		3.143%, 04/01/35	197,496
			Tobacco Settlement Financing Corp. Revenue Bonds
Baa3	680		4.375%, 06/01/19	676,688
Baa3	1,200		6.125%, 06/01/42	1,263,324
Baa3	500		6.375%, 06/01/32	541,530

			Total Municipal Bonds (cost $6,149,910)	6,842,345

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.4%
			Federal National Mortgage Assoc.
	1,200		4.81%, 09/22/06 (cost $1,196,314)	1,199,591

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 51.9%
			Federal Home Loan Mortgage Corp.
	1,540		5.00%, 11/01/18	1,499,804
	11		5.638%, 07/01/30	10,843
	2,988		6.00%, 02/01/16-01/01/34	2,982,617
	303		6.50%, 03/01/16-03/01/18	308,462
	—	(r)	8.50%, 12/01/25	562
	58		8.50%, 08/01/24-11/01/24	61,164
			Federal National Mortgage Assoc.
	7,868		4.00%, 07/01/19-07/01/20	7,328,201
	4,453		4.50%, 02/01/20-09/01/35	4,112,352
	142		4.565%, 05/01/36	142,884
	63		4.603%, 01/01/28	63,571
	4,303		4.673%, 05/01/36	4,320,171
	31,392		5.00%, 09/01/17-08/01/35	30,563,208
	715		5.018%, 09/01/40	721,303
	88,185		5.50%, 03/01/16-10/01/35	85,792,479
	62		5.932%, 09/01/31	63,156
	1,000		6.00%, TBA	995,312
	6,341		6.00%, 05/01/16-04/01/35	6,357,198
	434		6.50%, 09/01/21-07/01/32	441,045
			Government National Mortgage Assoc.
	317		4.375%, 05/20/30	318,022
	41		5.125%, 11/20/29	41,296
	2		8.00%, 08/20/31	2,003
	3		8.50%, 06/15/30	3,445

			Total U.S. Government Mortgage Backed Obligations (cost $151,129,845)	146,129,098

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Principal Amount (000)	Description	Value
U.S. TREASURY OBLIGATIONS 1.0%

	U.S. Treasury Inflationary Bonds, TIPS
$1,000	2.375%, 01/15/25	$1,041,379
100	3.625%, 04/15/28	147,824
1,600	2.00%, 01/15/26	1,489,375

	Total U.S. Treasury Obligations (cost $2,833,407)	2,678,578

	Total Long-Term Investments (cost $217,438,307)	213,735,702

SHORT-TERM INVESTMENTS 24.6%

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS (k) (n) 0.6%
			U.S. Treasury Bills
		$20	4.436%, 06/01/06	19,923
		20	4.451%, 06/01/06	19,923
		30	4.476%, 06/15/06	29,823
		60	4.476%, 06/01/06	59,769
		1,540	4.50%, 06/15/06	1,530,922
		40	4.525%, 06/15/06	39,764
		20	4.535%, 06/15/06	19,882
		20	4.545%, 06/15/06	19,882
		30	4.546%, 06/15/06	29,830
		30	4.565%, 06/15/06	29,817
		20	4.567%, 06/15/06	19,886
		40	4.581%, 06/15/06	39,771

			Total U.S. Treasury Obligations (cost $1,859,647)	1,859,192

FOREIGN TREASURY OBLIGATIONS (n) 1.7%
			France Discount Treasury Bill
	EUR	1,020	2.456%, 05/24/06	1,284,909
	EUR	1,000	2.428%, 05/04/06	1,261,480
	EUR	240	2.585%, 07/13/06	301,272
	EUR	1,380	2.616%, 07/27/06	1,730,223
			German Treasury Bill
	EUR	200	2.736%, 08/16/06	250,341

			Total Foreign Treasury Obligations (cost $4,660,951)	4,828,225

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 4.1%

11,613,614			Dryden Core Investment Fund - Taxable Money Market Series (cost $11,613,614) (w)	11,613,614

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

	Principal Amount (000)	Description	Value
COMMERCIAL PAPER 18.1%

P-1		Dexia Delaware
	$3,300	4.635%, 05/15/06	$3,293,955
P-1		DnB NORBank ASA
	1,200	4.65%, 06/08/06	1,193,833
P-1		General Electric Capital Corp.
	6,400	4.87%, 06/29/06	6,322,080
P-1		HBOs Treasury
	700	4.61%, 05/09/06	699,274
	1,200	4.66%, 05/17/06	1,197,483
P-1		Nordea North America, Inc.
	3,900	4.60%, 05/08/06	3,896,436
P-1		Rabobank USA Finance Corp.
	5,600	4.82%, 05/01/06	5,600,000
P-1		Skandi Ensk Bank
	7,900	4.855%, 06/29/06	7,801,983
P-1		Spintab AB
	5,700	4.99%, 07/25/06	5,628,892
P-1		Svenska Handel
	3,400	4.89%, 07/06/06	3,357,511
P-1		UBS Finance
	3,600	4.64%, 06/06/06	3,582,612
	3,400	4.82%, 05/01/06	3,400,000
	1,400	4.85%, 06/29/06	1,382,648
P-1		Westpac Banking Corp.
	3,800	4.70%, 05/23/06	3,788,853

		Total Commercial Paper (cost $51,231,147)	51,145,560

	Contracts/ Notional Amount
OUTSTANDING OPTIONS PURCHASED* 0.1%

Call Options 0.1%
	2,100,000	Swap Option 3 month LIBOR expiring 04/27/2009 @ 5.75%	124,364
	6,000,000	Swap Option 3 month LIBOR expiring 10/12/2006 @ 4.25%	84
	6,000,000	Swap Option 3 month LIBOR expiring 10/04/2006 @ 4.50%	372
	12,000,000	Swap Option 3 month LIBOR expiring 10/18/2006 @ 2.00%	1,224
	2,000,000	Swap Option 3 month LIBOR expiring 10/19/2006 @ 4.25%	36
	4,000,000	Swap Option 3 month LIBOR expiring 08/08/2006 @ 4.75%	448

			126,528

Put Options
	8,000,000	Eurodollar Futures expiring 09/18/2006 @ $94.00	50
	2,100,000	Swap Option 3 month LIBOR expiring 04/27/2009 @ 6.25%	85,716
	73,000,000	Eurodollar Futures expiring 06/19/2006 @ $93.25	456
	27,000,000	Eurodollar Futures expiring 06/19/2006 @ $94.00	169
	185,000,000	Eurodollar Futures expiring 12/18/2006 @ $91.75	1,156
	93,000,000	Eurodollar Futures expiring 12/18/2006 @ $92.50	581

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Contracts/ Notional Amount	Description	Value
29,000,000	Eurodollar Futures expiring 12/18/2006 @ $92.25	$181
119,000,000	Eurodollar Futures expiring 12/18/2006 @ $92.00	744
150,000,000	Eurodollar Futures expiring 03/19/2007 @ $92.00	938

		89,991

	Total Outstanding Options Purchased (cost $389,057)	216,519

	Description	Value
	Total Short-Term Investments (cost $69,754,416)	69,663,110

	Total Investments, Before Outstanding Options Written (p)—100.5% (cost $287,192,723)	283,398,812

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Contracts/ Notional Amount	Description	Value
OUTSTANDING OPTIONS WRITTEN (0.1)%

CALL OPTIONS

6,800,000	Swap Option 3 month LIBOR expiring 07/03/2006 @ 4.00%	$—
3,000,000	Swap Option 3 month LIBOR expiring 10/12/2006 @ 4.30%	(129)
3,000,000	Swap Option 3 month LIBOR expiring 10/04/2006 @ 4.54%	(564)
5,000,000	Swap Option 3 month LIBOR expiring 10/18/2006 @ 4.56%	(1,405)
1,000,000	Swap Option 3 month LIBOR expiring 10/19/2006 @ 4.31%	(57)
2,000,000	Swap Option 3 month LIBOR expiring 08/08/2006 @ 4.78%	(466)
1,900,000	U.S. Treasury Note Futures expiring 05/26/2006 @ $106.00	(5,641)
700,000	U.S. Treasury Note Futures expiring 05/26/2006 @ $109.00	(109)

	Total Call Options (premium received $322,948)	(8,371)

PUT OPTIONS (0.1)%
12	3-Month Sterling Futures expiring 12/20/2006 @ $95.50	(10,805)
235,000,000	Eurodollar Futures expiring 12/18/2006 @ $95.25	(308,438)
16,000,000	Eurodollar Futures expiring 12/18/2006 @ $95.00	(12,900)
10,000,000	Eurodollar Futures expiring 03/19/2007 @ $95.25	(14,187)
7,000,000	Eurodollar Futures expiring 09/18/2006 @ $95.00	(4,987)
17,000,000	Eurodollar Futures expiring 12/18/2006 @ $95.50	(31,875)
9,000,000	Eurodollar Futures expiring 03/19/2007 @ $94.75	(4,781)

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments

April 30, 2006 (Unaudited)

Contracts/ Notional Amount	Description	Value
	Put Options (cont’d)

6,800,000	Swap Option 3 month LIBOR expiring 07/03/2006 @ 6.00%	(2,788)
3,800,000	U.S. Treasury Note Futures expiring 05/26/2006 @ $105.00	(9,500)

	Total Put Options (premium received $435,480)	(400,261)

	Total Outstanding Options Written (premium received $758,428)	(408,632)

	Total Investments, Net of Outstanding Options Written —100.4% (cost $286,434,295)	282,990,180
	Liabilities in excess of other assets —(0.4)%	(1,170,787)

	NET ASSETS —100%	$281,819,393

The following abbreviations are used in portfolio descriptions:

	144 A	Security was purchased pursuant to Rule 144 A under the Securities Act of 1993 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted 144 A securities are deemed to be liquid.
	NR	Not Rated by Moodys or Standard & Poor’s
	TBA	To Be Announced
	TIPS	Treasury Inflation Protected Securities
	EUR	Euro
	GBP	British Pound
	JPY	Japanese Yen
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(l)	US$ Denominated Foreign Bonds.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $ 287,290,816; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,892,004 (gross unrealized appreciation $ 2,214,999 ; gross unrealized depreciation $6,107,003). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

During the period ending April 30, 2006, the Total Return Bond Fund entered into financial futures contracts. Details of open contracts at April 30, 2006 were as follows:

Number of Contracts	Type	Expiration Date	Value at April 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
61	10 Yr. U.S. Treasury Notes	Jun. 2006	$6,440,266	$6,516,360	$(76,094)
39	30 Yr. U.S. Treasury Bonds	Jun. 2006	4,166,906	4,401,515	(234,609)
25	90 Day Euro	Sept. 2006	5,922,500	5,921,000	1,500
386	90 Day Euro	Dec. 2006	91,438,575	91,847,238	(408,663)
334	90 Day Euro	Jun. 2007	79,149,650	79,529,125	(379,475)
262	90 Day Euro	Jun. 2007	62,100,550	62,370,225	(269,675)
200	90 Day Euro	Sept. 2007	47,407,500	47,599,187	(191,687)
114	90 Day Euro	Dec. 2007	27,019,425	27,117,600	(98,175)
31	90 Day Euro	Mar. 2008	7,346,225	7,350,550	(4,325)

			$330,991,597	$332,652,800	$(1,661,203)

Short Positions:
1	5 Yr. U.S. Treasury Notes	Jun. 2006	$104,156	$104,953	$797
89	5 Yr. Euro BOBL	Jun. 2006	12,288,252	12,422,237	133,985

			$12,392,408	$12,527,190	$134,782

At April 30, 2006, the Total Return Bond Fund had outstanding forward currency contracts to buy foreign currencies, as follows:

Foreign Currency Purchase Contracts	Notional Amount	Value of Payable at Settlement Date	Current Value	Unrealized Appreciation
Euros,
Expiring 05/25/06	816,000	$1,008,050	$1,031,474	$23,424
Japanese Yen,
Expiring 05/15/06	89,000,000	776,797	781,627	4,830

		$1,784,847	$1,813,101	$28,254

At April 30, 2006, the Total Return Bond Fund had outstanding forward currency contracts to sell foreign currencies, as follows:

Foreign Currency Sale Contracts	Notional Amount	Value of Receivable at Settlement Date	Current Value	Unrealized Depreciation
Euros,
Expiring 05/25/06	239,000	$299,888	$301,524	$(1,636)
Expiring 07/31/06	985,000	1,234,794	1,250,090	(15,296)
Japanese Yen,
Expiring 05/23/06	95,706,000	838,849	840,521	(1,672)
Pound Stering,
Expiring 06/15/06	1,701,000	3,066,155	3,103,956	(37,801)

		$5,439,686	$5,496,091	$(56,405)

The Total Return Bond portfolio entered into interest rate swap agreements for the period ended April 30, 2006. The Fund paid a transaction fee for entering into the agreements. Details of the swap agreements outstanding as of April 30, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	6/15/2035		$300	6.00%	3 Month LIBOR	$11,526
Merrill Lynch & Co.(2)	12/15/2014	EUR	8,100	4.00%	6 Month LIBOR	87,190
UBS AG (1)	6/15/2012	JPY	250,000	2.00%	6 Month LIBOR	(31,198)
Morgan Stanley (2)	6/15/2012	JPY	130,000	2.00%	6 Month LIBOR	(15,977)
Morgan Stanley (2)	6/15/2012	JPY	18,100	2.00%	6 Month LIBOR	(2,324)
Goldman Sachs (2)	6/15/2012	JPY	130,000	2.00%	6 Month LIBOR	(16,139)
Merrill Lynch & Co. (2)	9/20/2009	GBP	2,800	4.50%	6 Month LIBOR	(57,975)
Lehman Brothers (1)	9/20/2009	GBP	14,100	4.50%	6 Month LIBOR	(290,425)
Lehman Brothers (1)	12/15/2035		$500	5.00%	3 Month LIBOR	(14,288)
Merrill Lynch & Co.(2)	12/15/2035	GBP	200	4.00%	6 Month LIBOR	5,439
Goldman Sachs (1)	6/21/2011		$600	5.00%	3 Month LIBOR	(10,819)
Goldman Sachs (1)	6/21/2016		$700	5.00%	3 Month LIBOR	(29,022)
Barclays Bank PLC(1)	6/21/2008		$6,700	5.00%	3 Month LIBOR	(41,098)
Barclays Capital (1)	6/16/2011	GBP	1,800	5.00%	6 Month LIBOR	(23,882)
Barclays Capital (1)	6/15/2007	GBP	26,100	5.00%	6 Month LIBOR	24,784
Bank of America, N.A. (1)	6/21/1936		$1,000	5.00%	3 Month LIBOR	(95,039)
Barclays Capital (1)	9/15/2010	GBP	900	5.00%	6 Month LIBOR	(13,851)

						$(513,098)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

The Total Return Bond portfolio entered into credit default swap agreements for the period ended April 30, 2006. Details of the swap agreements outstanding as of April 30, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/2008	$500	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(855)
Merrill Lynch & Co.(1)	12/20/2008	200	0.32%	Ingersoll-Rand Co.,6.48%, due 6/1/25	(1,278)
Morgan Stanley & Co.(1)	12/20/2008	300	0.21%	Emerson Electric Co.,6.48%, due 10/15/12	(465)
Barclays Bank PLC(1)	12/20/2008	400	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(1,338)
Bank of America Securities LLC (1)	12/20/2008	300	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(495)
Bear Sterns International Ltd. (1)	12/20/2008	400	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(2,715)
Lehman Brothers (1)	12/20/2008	400	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(988)
Lehman Brothers (1)	12/20/2008	400	0.12%	Home Depot, Inc. 3.75%, due 9/15/09	(839)
Citigroup (1)	12/20/2008	300	0.29%	FedEx Corp., 7.25%, due 2/15/11	(1,662)
Lehman Brothers (1)	12/20/2008	200	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(889)
Citigroup (1)	12/20/2008	400	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,775)
Merrill Lynch & Co.(1)	12/20/2008	100	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	(250)
Citigroup (1)	12/20/2008	600	0.14%	Walmart Stores, Inc., 6.875%, due 8/10/09	(1,407)
UBS AG(1)	12/20/2008	500	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(877)
Lehman Brothers (1)	12/20/2008	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(354)
Lehman Brothers (1)	12/20/2008	200	0.30%	Masco Corp., 5.875%, due 7/15/12	(848)
Lehman Brothers (1)	12/20/2008	200	0.35%	RadioShack Corp., 7.375%, due 5/15/11	679
Barclays Bank PLC(1)	12/20/2008	100	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,365)
Bear Sterns International Ltd. (1)	12/20/2008	100	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,472)
Lehman Brothers (1)	12/20/2008	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,028)
Lehman Brothers (1)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,112)
Lehman Brothers (1)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,044)
Bear Sterns International Ltd. (1)	12/20/2008	100	0.24%	Deere & Co., 7.85%, due 3/15/07	(284)
UBS AG(1)	12/20/2008	100	0.37%	RadioShack Corp., 7.375%, due 5/15/11	290
Bear Sterns International Ltd. (1)	12/20/2008	100	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	(294)
Morgan Stanley & Co.(1)	12/20/2008	100	0.22%	Occidental Petoleum Corp., 6.75%, due 1/15/12	(180)
Merrill Lynch & Co.(1)	12/20/2008	200	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(1,227)
Bear Sterns International Ltd. (1)	12/20/2008	100	0.60%	International Paper Co., 6.75%, due 9/1/11	(1,017)
Merrill Lynch & Co.(1)	12/20/2008	100	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	(364)
UBS AG(1)	12/20/2008	100	0.44%	Carnival Corp., 6.15%, due 4/15/08	(758)
Morgan Stanley & Co.(1)	12/20/2008	100	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(524)
Merrill Lynch & Co.(1)	12/20/2008	100	0.28%	Occidental Petoleum Corp., 6.75%, due 1/15/12	(424)
UBS AG(1)	12/20/2008	100	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	(773)
Morgan Stanley & Co.(1)	12/20/2008	100	0.53%	The Kroger Co., 4.75%, due 4/15/12	(997)
Bear Sterns International Ltd. (1)	12/20/2008	100	0.15%	Walmart Stores, Inc., 6.875%, due 8/10/09	(259)
Merrill Lynch & Co.(1)	12/20/2008	100	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(1,859)
Lehman Brothers (1)	6/20/2009	800	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(5,810)
Bear Sterns International Ltd. (2)	3/20/2007	400	0.62%	Russian Federation, 2.25%, due 03/31/30	1,130
UBS AG(2)	6/20/2007	500	3.35%	Ford Motor Credit Co., 7.00%, due 10/1/13	(235)
JP Morgan Chase (2)	6/20/2010	1,500	3.50%	Ford Motor Credit Co., 7.00%, due 10/1/13	1,454
Lehman Brothers (1)	6/20/2010	2,000	3.40%	General Motors Acceptance Corp., 6.875%, due 8/28/10	4,152
Goldman Sachs (2)	9/20/2006	500	1.70%	Ford Motor Credit Co., 7.00%, due 10/1/13	(2,845)
Bear Sterns International Ltd. (2)	6/20/2010	300	0.40%	Dow Jones CDX IG4 Index	308
Morgan Stanley & Co.(2)	6/20/2006	200	0.58%	Russian Federation, 2.25%, due 03/31/30	128
JP Morgan Chase (2)	3/20/2016	100	0.92%	United Mexican States, 7.50%, due 04/08/33	(240)
Goldman Sachs (1)	12/20/2010	1,400	0.85%	Dow Jones CDX IG4 Index	(9,945)

					$(44,950)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2006

*	Print the name and title of each signing officer under his or her signature.